General Information - Revision of comparative figures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity attributable to owners of the Company	€ 88,560	€ 41,390
Deferred income	51,371	64,739
Revenue	18,905	6,514	€ 3,594
Financial income	3,251	2,593	4,863
Result for the year	(27,763)	(27,735)	(64,204)
Equity	88,560	41,390	66,681	€ 114,110
Accumulated Deficit
Result for the year	(27,763)	(28,119)	(64,424)
Equity	€ (427,158)	€ (400,850)	(379,109)	(316,889)
Increase (decrease) due to corrections of prior period errors
Revenue			(443)
Financial income			1,130
Result for the year			687
Changes in working capital			€ (443)
Increase (decrease) due to corrections of prior period errors | Accumulated Deficit
Equity				€ 881